Retirement Plans and Postretirement Costs (Details Textual) - USD ($)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Defined Benefit Plan Disclosure [Line Items]
Date the Board of Directors approved a resolution to terminate the qualified retirement plan		Apr. 02, 2014
Termination of Qualified Pension Plan, description		On April 2, 2014, our Board of Directors approved a resolution to terminate the Qualified Pension Plan. The termination of the Qualified Pension Plan is subject to the Internal Revenue Service’s (“IRS”) determination that the Qualified Pension Plan is qualified on termination. We believe it will take 18 to 24 months to finalize the complete termination of the Qualified Pension Plan after obtaining IRS approval. We have not yet received IRS approval that the qualified plan is qualified on termination. Additionally, we have amended the Qualified Pension Plan to provide that participants are 100 percent vested in their accrued benefits as of the effective date of the plan termination, to adopt a new standard for disability benefits that will apply when the plan’s assets are distributed due to the termination, to add a lump sum distribution option for employees and terminated vested participants who are not in payment status when Qualified Pension Plan assets are distributed due to the termination and to make certain other conforming amendments to the Qualified Pension Plan to comply with applicable laws that may be required by the IRS or may be deemed necessary or advisable to improve the administration of the Qualified Pension Plan or facilitate its termination and liquidation.
Qualified Retirement Plan participants' vesting percentage as of the final termination date of the plan		100.00%
Rabbi Trust Assets - SERP		$ 2,300,000	$ 2,300,000
Postretirement plan annual benefit limit for future eligible retirees		$ 4,000
Other postretirement benefits maximum benefit period		5 years
Health care cost trend rate for next fiscal year		7.00%
Ultimate health care cost trend rate		5.00%
Net Periodic Benefit Cost, Expected return on plan assets		5.45%
Percentage target asset allocation		100.00%
Return applied to target allocation in determining expected long term rate of return		5.45%
Actual Historical Annualized Returns Using Target Allocation - 5 Years		4.29%
Actual Historical Annualized Returns Using Target Allocation - 10 Years		4.20%
Actual Historical Annualized Returns Using Target Allocation - 15 Years		4.33%
Actual Historical Annualized Returns Using Target Allocation - 20 Years		5.33%
Actual Historical Annualized Returns Using Target Allocation - 25 Years		6.07%
Actual Historical Annualized Returns Using Target Allocation - 30 Years		6.61%
401(K) Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of each dollar of eligible employee contributions matched by employer		100.00%
Employer matching contribution to employee up to participant's eligible contribution		5.00%
Scenario Forecast
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Benefit Cost, Expected return on plan assets	5.45%
Stock Index Fund
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		35.00%
Return applied to target allocation in determining expected long term rate of return		10.00%
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		30.00%
Return applied to target allocation in determining expected long term rate of return		3.00%
Fixed income/cash
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		65.00%
Supplemental Employee Retirement Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant's base salary received as Supplemental Retirement Benefits		8.00%
Vesting period, SERP		5 years
Projected benefit obligation		$ 1,764,000	1,590,000
Expected employer contributions in next fiscal year		299,000
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in next fiscal year		5,000,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation		1,602,000	$ 2,179,000	$ 2,929,000
Expected employer contributions in next fiscal year		$ 340,000